Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2021	2020	2019
Current year	(2 857)	(2 082)	(2 863)
(Underprovided)/overprovided in prior years	159	119	58

Current tax expense	(2 698)	(1 963)	(2 805)

Origination and reversal of temporary differences	319	(30)	(21)
(Utilization)/recognition of deferred tax assets on tax losses	24	13	13
Recognition of previously unrecognized tax losses	5	48	27

Deferred tax (expense)/income	348	31	19

Total income tax expense	(2 350)	(1 932)	(2 786)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2021	2020	2019
Profit/(loss) before tax	8 463	2 080	12 776
Deduct share of results of associates and joint ventures	248	156	152

Profit/(loss) before tax and before share of results of associates and joint ventures	8 215	1 924	12 624

Adjustments to the tax basis
Government incentives	(543)	(428)	(709)
Non-deductible/(non-taxable) mark-to-market on derivatives	48	2 219	(1 776)
Non-deductible impairment of goodwill	—	2 500	—
Other expenses not deductible for tax purposes	1 979	1 512	1 223
Other non-taxable income	(476)	(250)	(282)

	9 223	7 477	11 080

Aggregate weighted nominal tax rate	26.7%	27.7%	26.2%

Tax at aggregated nominal tax rate	(2 463)	(2 069)	(2 901)

Adjustments on tax expense
Utilization of tax losses not previously recognized	24	13	13
Recognition of deferred taxes on previous years’ tax losses	5	48	27
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(314)	(386)	(137)
(Underprovided)/overprovided in prior years	159	119	58
Deductions from interest on equity	469	431	666
Deductions from goodwill	14	16	20
Other tax deductions	212	218	259
Change in tax rate	(147)	61	(95)
Withholding taxes	(485)	(423)	(505)
Other tax adjustments	175	39	(191)

	(2 350)	(1 932)	(2 786)

Effective tax rate	28.6%	100.4%	22.1%

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2021	2020	2019
Re-measurements of post-employment benefits	(123)	58	19
Exchange differences, cash flow and net investment hedges	(45)	304	88

Income tax (losses)/gains	(167)	361	107